Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 02, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2015
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated February 2, 2015
to the Prospectus for Principal Funds, Inc.
dated December 31, 2014

as supplemented on January 9, 2015

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
FUND SUMMARIES

Global Multi-Strategy Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL MULTI-STRATEGY FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delete the objective and substitute: The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
Small-MidCap Dividend Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL-MIDCAP DIVIDEND INCOME FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delete the objective and substitute: The Fund seeks to provide current income and long-term growth of income and capital.